Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Schedule Of The Carrying Amount And Estimated Fair Value Of The Company's Financial Instruments That Are Recorded At Fair Value On A Recurring Basis

			Estimated Fair Value Measurements
(In millions)	Statement of Financial Position Location	Carrying Value	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
As of December 31, 2018
Financial Assets:
Investments in marketable securities	Marketable securities	9	9	—	—
Total financial assets		$9	$9	$—	$—
Financial Liabilities:
Interest rate swap contract	Other accrued liabilities	2	—	2	—
	Other long-term obligations	10		10
Total financial liabilities		$12	$—	$12	$—
As of December 31, 2017
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$1	$1	$—	$—
Investments in marketable securities	Marketable securities and Long-term marketable securities	26	25	1	—
Total financial assets		$27	$26	$1	$—